Submission	Jul. 14, 2025
Submission [Line Items]
Central Index Key	0000354950
Registrant Name	HOME DEPOT, INC.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES